As filed with the Securities and Exchange Commission on or about May 15, 2012

Registration No. 033-50390
Investment Company Act File No. 811-07076

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
 _____________

FORM N-1A

Registration Statement Under The Securities Act Of 1933	[ X ]
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 50	[ X ]
Registration Statement Under The Investment Company Act Of 1940	[ X ]
Amendment No. 51	[ X ]

WILSHIRE MUTUAL FUNDS, INC
(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, Suite 700
Santa Monica, California  90401
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code:  (310) 451-3051

(Name and Address of Agent for Service) Jamie Ohl c/o Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, California 90401	Copy to: Cathy G. O’Kelly Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective

[ X ]	immediately upon filing pursuant to paragraph (b);
[ ]	on _______ pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on _______ pursuant to paragraph (a)(1);
[ ]	75 days after filing pursuant to paragraph (a)(2);
[ ]	on _______ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE
This Post-Effective Amendment No. 50 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 49 filed April 30, 2012, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 50 to the Registration Statement under 485(b) of the Securities Act and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, and the State of California, on the 15th day of May, 2012.

WILSHIRE MUTUAL FUNDS, INC.

By:	/s/ Jamie B. Ohl
Jamie B. Ohl, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 50 to the registration statement has been signed below by the following persons in the capacities indicated.

	Signature	Title	Date

	Margaret M. Cannella*	Director	May 15, 2012
Margaret M. Cannella

	Roger Formisano*	Director	May 15, 2012
Roger Formisano

	Edward Gubman*	Director	May 15, 2012
Edward Gubman

	Suanne K. Luhn*	Director	May 15, 2012
Suanne K. Luhn

	George J. Zock	Director	May 15, 2012
George J. Zock

	/s/Michael Wauters	Treasurer	May 15, 2012
Michael Wauters

	/s/ Jamie Ohl	President	May 15, 2012
Jamie Ohl

*By:	/s/ Jamie B. Ohl		May 15, 2012
Jamie B. Ohl
As Attorney-in-Fact and Agent pursuant to the powers of attorney previously filed or filed herewith.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase